Intangible assets	12 Months Ended
Dec. 31, 2020
Disclosure of detailed information about intangible assets [abstract]
Disclosure of intangible assets [text block]
6	Intangible assets

The changes in the carrying value of the intangible assets can be presented as follows for the years 2020, 2019 and 2018:

in 000€	Patents and licenses	Software	Acquired customers, technology	Developed technology and software under construction	Total
Acquisition value
At January 1, 2018	4,497	7,638	25,595	−	37,730
Additions	554	807	32	951	2,344
Acquisition of a subsidiary	−	−	−	−	−
Disposals	(759)	(221)			(980)
Transfer between accounts	2			364	366
Currency translation	−	−	(48)	−	(48)
Other	−	17	−	−	17
At December 31, 2018	4,294	8,241	25,579	1,315	39,429
Additions	209	656	−	1,328	2,193
Acquisition of a subsidiary	38	214	3,048	9	3,309
Disposals	−	(45)	(32)	−	(77)
Transfer between accounts	(109)	1,601	−	(988)	504
Currency translation	1	(10)	86	20	97
Other	3	10	−	(32)	(19)
At December 31, 2019	4,436	10,667	28,681	1,652	45,436
Additions	378	3,072	−	3,168	6,618
Acquisition of a subsidiary	−	−	7,931	86	8,017
Disposals	(226)	(2,227)	−	(68)	(2,521)
Transfer between accounts	75	47	−	(180)	(58)
Currency translation	(1)	(65)	(1,128)	−	(1,194)
Other	−	−	−	−	−
At December 31, 2020	4,662	11,494	35,484	4,658	56,298

in 000€	Patents and licenses	Software	Acquired customers, technology and backlogs	Developed technology and software under construction	Total
Amortization & Impairments
At January 1, 2018	(2,766)	(2,985)	(3,379)		(9,130)
Amortization charge for the year	(749)	(2,310)	(2,005)		(5,064)
Disposals	854	206	−	−	1,060
Transfer between accounts	−	−	−	−	−
Currency translation	−	1	22	−	23
Other	−	8	−	−	8
At December 31, 2018	(2,661)	(5,080)	(5,362)	−	(13,103)
Amortization charge for the year	(246)	(2,582)	(2,031)	−	(4,859)
Disposals	−	23	−	−	23
Transfer between accounts	109	(96)	−	−	13
Currency translation	−	(25)	(126)	−	(151)
Other	−	20	16	−	36
At December 31, 2019	(2,798)	(7,740)	(7,503)	−	(18,041)
Amortization charge for the year	(465)	(2,223)	(2,021)	−	(4,709)
Impairments	−	−	(1,149)	(2,090)	(3,239)
Disposals	211	2,119	−	(22)	2,308
Transfer between accounts	−	109	−	−	109
Currency translation	1	14	240	−	255
Other	−	−	−	−
At December 31, 2020	(3,051)	(7,721)	(10,433)	(2,112)	(23,317)

Net carrying value
At December 31, 2020	1,611	3,773	25,051	2,546	32,981
At December 31, 2019	1,638	2,927	21,178	1,652	27,395
At December 31, 2018	1,633	3,161	20,217	1,315	26,326
At January 1, 2018	1,731	4,653	22,216		28,600

Patent and licenses include only the directly attributable external costs incurred in registering the patent and obtaining the license. Software relates to purchased software for internal use only except for software development on certain application interfaces that were almost fully funded by a third party. The remaining amortization period is 1.8 years for the main software purchases and 6.4 years for the main patents and licenses.

The ‘Acquired customers and technology’ have been recognized as part of the acquisition of RS Print, Engimplan, ACTech, E-Prototypy, OrthoView, and Cenat (see Note 4). At December 31, 2020, the remaining amortization period for the acquired customers is 14.67 years for RS Print, 8.58 years for Engimplan, 16.75 years for ACTech, 3.75 years for OrthoView, fully amortized for E-Prototypy and 4.25 years for Cenat (2019:9.58 for Engimplan, 17.75 for ACTech, 4.75 years for OrthoView and 5.25 years for Cenat). At December 31, 2020, the remaining amortization period for the acquired technology and contracts is 6.67 years for RS Print.

The net book value of developed technology and software under construction at 31 December 2020 relates primarily to the internal digitalization program. At 31 December 2020, there were no other significant capitalized costs in respect of development activities, following the impairment in the fourth quarter of the year of previously capitalized costs in respect of the Tracheal Splint project. See also Note 3: significant accounting judgments, estimates and assumptions.

The total amortization charge for 2020 is K€4,709 (2019: K€4,859; 2018: K€5,064). As from 2017 the amortization of intangible assets from business combinations is mainly included in the line net operating income of the consolidated income statement.